Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statement of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 40	$ 6	$ 111	$ 60	$ 81	$ 14	$ 90	$ 44	$ 217	[1]	$ 229	[2]	$ 221	[3]
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									4		10	[2]	21	[3]
Other comprehensive income from consolidated subsidiaries									0		0	[2]	0	[3]
Net unrealized losses on cash flow hedges											(1)	[2]	(15)	[3]
Total other comprehensive income									4		9	[2]	6	[3]
Total comprehensive income									221		238	[2]	227	[3]
Total comprehensive income (loss) attributable to noncontrolling interests									(17)		(13)	[2]	(30)	[3]
Total comprehensive income attributable to partners									204		225	[2]	197	[3]
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net income									200	[1]	216	[2]	191	[3]
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									0		0	[2]	0	[3]
Other comprehensive income from consolidated subsidiaries									4		9	[2]	6	[3]
Net unrealized losses on cash flow hedges												[2]	0	[3]
Total other comprehensive income									4		9	[2]	6	[3]
Total comprehensive income									204		225	[2]	197	[3]
Total comprehensive income (loss) attributable to noncontrolling interests									0		0	[2]	0	[3]
Total comprehensive income attributable to partners									204		225	[2]	197	[3]
Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net income									200	[1]	216	[2]	191	[3]
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									4		10	[2]	21	[3]
Other comprehensive income from consolidated subsidiaries									0		0	[2]	(3)	[3]
Net unrealized losses on cash flow hedges											(1)	[2]	(12)	[3]
Total other comprehensive income									4		9	[2]	6	[3]
Total comprehensive income									204		225	[2]	197	[3]
Total comprehensive income (loss) attributable to noncontrolling interests									0		0	[2]	0	[3]
Total comprehensive income attributable to partners									204		225	[2]	197	[3]
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income									269	[1]	270	[2]	254	[3]
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									0		0	[2]	0	[3]
Other comprehensive income from consolidated subsidiaries									0		0	[2]	0	[3]
Net unrealized losses on cash flow hedges												[2]	(3)	[3]
Total other comprehensive income									0		0	[2]	(3)	[3]
Total comprehensive income									269		270	[2]	251	[3]
Total comprehensive income (loss) attributable to noncontrolling interests									(17)		(13)	[2]	(30)	[3]
Total comprehensive income attributable to partners									252		257	[2]	221	[3]
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Net income									(452)	[1]	(473)	[2]	(415)	[3]
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									0		0	[2]	0	[3]
Other comprehensive income from consolidated subsidiaries									(4)		(9)	[2]	(3)	[3]
Net unrealized losses on cash flow hedges												[2]	0	[3]
Total other comprehensive income									(4)		(9)	[2]	(3)	[3]
Total comprehensive income									(456)		(482)	[2]	(418)	[3]
Total comprehensive income (loss) attributable to noncontrolling interests									0		0	[2]	0	[3]
Total comprehensive income attributable to partners									$ (456)		$ (482)	[2]	$ (418)	[3]

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.